DEFERRED REVENUE	12 Months Ended
Dec. 31, 2023
Deferred Revenue
DEFERRED REVENUE

12. DEFERRED REVENUE

	As of December 31,
	2022	2023
	RMB	RMB

Deferred merchandise revenue	18,106	6,063
Deferred marketplace revenue	2,596	3,144
Deferred other revenue	1,046	205
Total deferred revenue	21,748	9,412

The revenue recognized in the years ended December 31, 2021, 2022 and 2023 that was included in deferred revenue as of the beginning of each respective period were RMB 50,951, RMB 105,752 and RMB 21,748, respectively.